Securities and other financial assets, net (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized cost	$ 85,326	$ 69,130
External Credit Grades 2 [Member]
Amortized cost	5,181	5,236
External Credit Grades 3 [Member]
Amortized cost	44,858	43,973
External Credit Grades 4 [Member]
Amortized cost	33,796	8,458
External Credit Grades 5 [Member]
Amortized cost	$ 1,491	$ 11,463